UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Dynamic Replication Fund
 (Class A: RDRAX)
(Class I: RDRIX)

SEMI-ANNUAL REPORT
April 30, 2013

Ramius Dynamic Replication Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Expense Example	18

This report is submitted for the general information of the shareholders of the Ramius Dynamic Replication Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.ramiusmutualfunds.com

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 14.9%
	EQUITY – 14.9%
27,841	iShares Russell 1000 Value Index Fund	$2,293,820
25,186	SPDR S&P MidCap 400 ETF Trust	5,313,491
18,640	Vanguard MSCI Emerging Markets	815,686
		8,422,997

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,173,290)	8,422,997

	SHORT-TERM INVESTMENTS – 63.1%
35,808,282	Fidelity Institutional Money Market Fund, 0.106%1	35,808,282

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,808,282)	35,808,282

	TOTAL INVESTMENTS – 78.0% (Cost $42,981,572)	44,231,279
	Other Assets in Excess of Liabilities – 22.0%	12,498,906

	TOTAL NET ASSETS – 100.0%	$56,730,185

ETF – Exchange-Traded Fund

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

						Premium	Unrealized
		Notional	Pay/Receive1	Fixed	Expiration	Paid	Appreciation
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Credit Suisse	Markit LCDX North America
	Series 20 Index	$2,000,000	Pay	2.50%	6/20/2018	$52,500	$32,133
TOTAL CREDIT DEFAULT SWAPS						$52,500	$32,133

1
If Ramius Dynamic Replication Fund (the Fund) is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument.

TOTAL RETURN SWAPS

Counterparty	Reference Index	Notional Amount	Pay/Receive Total Return on Reference Index	Financing Rate2	Maturity Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Barclays	BCCFBKAP Index	1,300,000	Receive	1.25%	6/30/2013	-	(1,380)
Barclays	BEFSEDHS Index	1,400,000	Receive	1.25	8/18/2017	2,300	11,987
Barclays	BXCS1682 Index	1,392,263	Receive	1.50	2/28/2014	-	(57)
Barclays	SPDVIXP Index	1,100,000	Receive	1.50	10/31/2016	-	(71)
Credit Suisse	CSEADVOL Index	1,200,000	Receive	0.75	7/31/2013	-	(764)
Credit Suisse	HSGMN Index	1,000,000	Receive	1.00	5/31/2013	30,879	18,191
Credit Suisse	CSVIOEUS Index	1,600,000	Receive	0.00	6/28/2013	6,360	(141,444)
Credit Suisse	CSUSRAM1 Index	6,681,691	Receive	1-Month USD-LIBOR plus 0.45%	8/1/2013	-	(4,513)
Credit Suisse	CSUSRCSD Index	1,981,450	Receive	1-Month USD-LIBOR plus 0.45%	10/7/2013	-	(871)
Credit Suisse	CSGADLSE Index	1,700,000	Receive	1.25	1/31/2017	-	9,993
J.P. Morgan	IBOXHY Index	3,400,000	Receive	3-Month USD-LIBOR plus 0.40%	6/20/2013	-	396,907
J.P. Morgan	JPVOLEMO Index	1,409,599	Receive	0.00	10/3/2013	-	(680)
Merrill Lynch	MLESDLVS Index	999,503	Receive	0.50	2/5/2014	-	(15)
Merrill Lynch	MLESLSVS Index	1,006,914	Receive	0.50	12/31/2013	-	(52,182)
Morgan Stanley	MSIQSMDT Index	3,473,881	Receive	1-Month USD-LIBOR plus 0.60%	6/11/2013	-	443,434
Morgan Stanley	MSUSSFDT Index	5,403,134	Receive	1-Month USD-LIBOR plus 0.90%	4/2/2014	-	48,903
Morgan Stanley	MSUSVXTI Index	1,526,165	Receive	1.25	2/27/2014	-	2,655
Societe General	SGIXVINC Index	400,000	Receive	1-Month USD-LIBOR plus 0.26%	10/3/2013	-	(172)
Societe General	SGIXVIB2 VIX BETA Index	1,600,000	Receive	1-Month USD-LIBOR plus 0.50%	7/5/2013	-	(1,018)
UBS	CMLST08 Index	1,000,000	Receive	0.00	1/31/2017	-	(17,020)
UBS	UBCIV24 Index	1,000,000	Receive	1.00	7/1/2016	-	(5,639)
UBS	UBEMACS Index	1,400,000	Receive	1.00	7/1/2016	-	937
TOTAL RETURN SWAPS						$39,539	$707,181

2	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Asset Class	Percent of Total Net Assets
Exchange-Traded Funds
Equity	14.9%
Total Exchange-Traded Funds	14.9%
Short-Term Investments	63.1%
Total Investments	78.0%
Other Assets in Excess of Liabilities	22.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $42,981,572)	$44,231,279
Cash	881
Cash segregated with brokers for futures contracts and swap contracts	12,007,508
Receivables:
Investment securities sold	506,766
Fund shares sold	16,611
Unrealized appreciation on open swap contracts	965,141
Unsettled gain on swap transactions	172,425
Premiums paid on open swap contracts	92,039
Interest	3,094
Prepaid expenses	12,830
Total assets	58,008,574

Liabilities:
Foreign currency due to custodian, at value (proceeds $178,563)	180,915
Payables:
Fund shares redeemed	114,203
Unrealized depreciation on open swap contracts	225,827
Unsettled loss on swap transactions	407,249
Variation margin	250,662
Advisory fees	38,315
Distribution fees - Class A (Note 7)	70
Fund accounting fees	18,007
Transfer agent fees and expenses	13,710
Custody fees	6,529
Administration fees	5,284
Trustees' fees and expenses	2,724
Chief Compliance Officer fees	1,058
Accrued other expenses	13,836
Total liabilities	1,278,389

Net Assets	$56,730,185

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$57,511,865
Accumulated net investment loss	(990,703)
Accumulated net realized loss on foreign currency, futures contracts, investments,
securities sold short and swap contracts	(1,526,492)
Net unrealized appreciation (depreciation) on:
Foreign currency translations	(2,352)
Futures contracts	(251,154)
Investments	1,249,707
Swap contracts	739,314
Net Assets	$56,730,185

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$46,004
Shares of beneficial interest issued and outstanding	4,797
Redemption price*	9.59
Maximum sales charge (5.50% of offering price)**	0.56
Maximum offering price to public	$10.15

Class I Shares:
Net assets applicable to shares outstanding	$56,684,181
Shares of beneficial interest issued and outstanding	5,885,790
Redemption price	$9.63

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$120,477
Interest	29,527
Total investment income	150,004

Expenses:
Advisory fees	387,663
Administration fees	38,720
Fund accounting fees	38,296
Transfer agent fees and expenses	29,383
Registration fees	19,836
Miscellaneous	9,959
Custody fees	9,421
Legal fees	8,925
Dividends on securities sold short	8,702
Auditing fees	8,679
Shareholder reporting fees	6,520
Interest expense	6,068
Trustees' fees and expenses	4,959
Chief Compliance Officer fees	4,462
Insurance fees	1,434
Distribution fees - Class A (Note 7)	28

Total expenses	583,055
Advisory fees waived	(96,318)
Net expenses	486,737
Net investment loss	(336,733)

Realized and Unrealized Gain (Loss) on Foreign Currency, Futures Contracts, Investments,
Securities Sold Short and Swap Contracts:
Net realized gain (loss) on:
Foreign currency transactions	(3,944)
Futures contracts	286,209
Investments	1,265,994
Securities sold short	(64,782)
Swap contracts	(489,679)
Net realized gain	993,798
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(156)
Futures contracts	(253,853)
Investments	171,584
Securities sold short	84,804
Swap contracts	85,344
Net change in unrealized appreciation/depreciation	87,723
Net realized and unrealized gain on foreign currency, futures contracts, investments,
securities sold short and swap contracts	1,081,521

Net Increase in Net Assets from Operations	$744,788

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2013	For the Year Ended
	(Unaudited)	October 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(336,733)	$(542,637)
Net realized gain on foreign currency transactions, futures contracts,
investments, securities sold short and swap contracts	993,798	2,219,374
Net change in unrealized appreciation/depreciation on foreign currency translations,
investments, futures contracts, securities sold short and swap contracts	87,723	(1,479,547)
Net increase in net assets resulting from operations	744,788	197,190

Distributions to Shareholders:
From net investment income:
Class A	-	(82)
Class I	-	(507,592)
From net realized gain:
Class A	(138)	(579)
Class I	(753,328)	(1,558,151)
Total distributions	(753,466)	(2,066,404)

Capital Transactions:
Net proceeds from shares sold:
Class A	33,042	21,632
Class I	5,019,451	18,794,508
Reinvestment of distributions:
Class A	26	646
Class I	748,616	2,064,749
Cost of shares redeemed:
Class A1	-	(54,165)
Class I2	(27,910,526)	(68,416,127)
Net decrease in net assets from capital transactions	(22,109,391)	(47,588,757)

Total decrease in net assets	(22,118,069)	(49,457,971)

Net Assets:
Beginning of year	78,848,254	128,306,225
End of year	$56,730,185	$78,848,254

Accumulated net investment loss	$(990,703)	$(653,970)

Capital Share Transactions:
Shares sold:
Class A	3,441	2,211
Class I	519,450	1,936,543
Shares reinvested:
Class A	3	67
Class I	77,496	214,631
Shares redeemed:
Class A	-	(5,629)
Class I	(2,889,069)	(7,033,781)
Net decrease in capital share transactions	(2,288,679)	(4,885,958)

1	Net of redemption fee proceeds of $0 and $0, respectively.
2	Net of redemption fee proceeds of $2,154 and $3,149, respectively.

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012	For the Year Ended October 31, 2011		For the Period July 22, 2010* to October 31, 2010
Net asset value, beginning of period	$9.61		$9.80	$10.08		$10.00
Income from Investment Operations:
Net investment loss1	(0.06)		(0.07)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments	0.14		0.02	(0.20)		0.09
Total from investment operations	0.08		(0.05)	(0.25)		0.08

Less Distributions:
From net investment income	-		(0.02)	(0.01)		-
From net realized gain	(0.10)		(0.12)	(0.02)		-
Total distributions	(0.10)		(0.14)	(0.03)		-

Redemption fee proceeds	-		-	-	2	-	2

Net asset value, end of period	$9.59		$9.61	$9.80		$10.08

Total return3	0.85%	4	(0.52)%	(2.51)%		0.80%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46		$13	$46		$41

Ratio of expenses to average net assets:
Before fees waived	1.98%	5	1.86%	1.86%		1.94%	5
After fees waived	1.70%	5	1.74%	1.68%		1.76%	5
Ratio of expenses to average net assets (excluding interest
expense and dividends on securities sold short)
Before fees waived	1.93%	5	1.77%	1.83%		1.83%	5
After fees waived	1.65%	5	1.65%	1.65%		1.65%	5

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.54)%	5	(0.86)%	(0.70)%		(0.86)%	5
After fees waived	(1.26)%	5	(0.74)%	(0.52)%		(0.68)%	5
Ratio of net investment income to average net assets (excluding interest expense and dividends on securities sold short)
Before fees waived	(1.49)%	5	(0.77)%	(0.67)%		(0.75)%	5
After fees waived	(1.21)%	5	(0.65)%	(0.49)%		(0.57)%	5

Portfolio turnover rate	86%	4	127%	374%		141%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more.  Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1% on certain purchases of $1 million or more that are redeemed within 18 months of the date of purchase.  If these sales loads and CDSC were included total returns would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the Period July 22, 2010* to October 31, 2010
Net asset value, beginning of period	$9.64		$9.82		$10.08		$10.00
Income from Investment Operations:
Net investment loss1	(0.05)		(0.05)		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	0.14		0.03		(0.20)		0.09
Total from investment operations	0.09		(0.02)		(0.23)		0.08

Less Distributions:
From net investment income	-		(0.04)		(0.01)		-
From net realized gain	(0.10)		(0.12)		(0.02)		-
Total distributions	(0.10)		(0.16)		(0.03)		-

Redemption fee proceeds	-	2	-	2	-	2	-

Net asset value, end of period	$9.63		$9.64		$9.82		$10.08

Total return	0.95%	3	(0.19)%		(2.29)%		0.80%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,684		$78,835		$128,260		$132,967

Ratio of expenses to average net assets:
Before fees waived	1.73%	4	1.61%		1.61%		1.69%	4
After fees waived	1.45%	4	1.49%		1.43%		1.51%	4
Ratio of expenses to average net assets (excluding interest
expense and dividends on securities sold short)
Before fees waived	1.68%	4	1.52%		1.58%		1.58%	4
After fees waived	1.40%	4	1.40%		1.40%		1.40%	4

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.29)%	4	(0.61)%		(0.45)%		(0.61)%	4
After fees waived	(1.01)%	4	(0.49)%		(0.27)%		(0.43)%	4
Ratio of net investment income to average net assets (excluding interest expense and dividends on securities sold short)
Before fees waived	(1.24)%	4	(0.52)%		(0.42)%		(0.50)%	4
After fees waived	(0.96)%	4	(0.40)%		(0.24)%		(0.32)%	4

Portfolio turnover rate	86%	3	127%		374%		141%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (Unaudited)

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The Fund had the following futures contracts open at April 30, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation)
103	Euro STOXX 600	June 2013	$1,492,599	$1,520,238	$27,639
(155)	S&P 500 E-mini	June 2013	$(12,060,757)	$(12,339,550)	$(278,793)
					$251,154

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(e) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index.

The Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.  The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may also enter into total return swap contracts, which are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.  Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

(f) Money Market Investments
The Fund invests a significant amount (63.1% as of April 30, 2013) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

(g) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms. At April 30, 2013, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2013, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Alternative Solutions LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until March 1, 2014, and may be terminated by the Trust’s Board of Trustees.

For the six months ended April 30, 2013, the Advisor waived $96,318 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2013, the amount of these potentially recoverable expenses was $500,755.  The Advisor may recapture a portion of the following amounts no later than October 31 of the years stated below:

2013	$59,852
2014	213,399
2015	131,186
2016	96,318

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC (“GDS”) as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

For the period November 1, 2012 through December 31, 2012, GDS received no selling commissions.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$43,059,436

Gross unrealized appreciation	$1,452,986
Gross unrealized depreciation	(281,143)

Net unrealized appreciation (depreciation) on investments	$1,171,843

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$115,365
Undistributed long-term capital gains	638,002
Tax accumulated earnings	753,367

Accumulated capital and other losses	-
Net unrealized depreciation on investments and securities sold short	(1,526,369)
Total accumulated deficit	$(773,002)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Due to the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses beginning after December 22, 2010, for an  unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of distributions paid during the year ended October 31, 2012 and 2011 was as follows:

	October 31, 2012	October 31, 2011
Distributions paid from:
Ordinary income	$1,439,116	$404,700
Long-term capital gains	627,288	-
Total distributions	$2,066,404	$404,700

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the six months ended April 30, 2013, the Fund received $2,154 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2013, purchases and sales of investments, excluding short-term investments, futures contracts, securities sold short and swap contracts, were $9,664,815 and $13,506,607, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended April 30, 2013, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund’s assets carried at fair value:

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Exchange-Traded Funds	$8,422,997	$-	$-	$8,422,997
Short-Term Investments	35,808,282	-	-	35,808,282
Total Investments	$44,231,279	$-	$-	$44,231,279
Other Financial Instruments*
Futures Contracts	$27,639	$-	$-	$27,639
Credit Default Swap Contracts	-	32,133	-	32,133
Total Return Swap Contracts	-	933,007	-	933,007
Total Other Financial Instruments	$27,639	$965,140	$-	$992,779
Total Assets	$44,258,918	$965,140	$-	$45,224,058

Liabilities
Securities Sold Short
Other Financial Instruments*
Futures Contracts	278,793	-	-	278,793
Total Return Swap Contracts	-	225,826	-	225,826
Total Liabilities	$278,793	$225,826	$-	$504,619

*
Other financial instruments are derivative instruments such as futures contracts, forwards contracts and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts and swap contracts during the six months ended April 30, 2013.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Variation margin	$-		$250,662
Credit contracts	Unrealized appreciation on open swap contracts	965,141	Unrealized depreciation on open swap contracts	225,827
Total		$965,141		$476,489

Ramius Dynamic Replication Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Equity contracts	$286,209	$-	$286,209
Credit contracts	-	(489,679)	(489,679)
Total	$286,209	$(489,679)	$(203,470)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Equity contracts	$(253,853)	$-	$(253,853)
Credit contracts	-	85,344	85,344
Total	$(253,853)	$85,344	$(168,509)

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Ramius Dynamic Replication Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/12 to 4/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/12	4/30/13	11/1/12 – 4/30/13
Class A	Actual Performance	$1,000.00	$1,008.50	$8.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.59	8.48
Class I	Actual Performance	1,000.00	1,009.50	7.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.84	7.23

*
Expenses are equal to the Fund’s annualized expense ratio of 1.70% and 1.45% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Investment Advisor
Ramius Alternative Solutions LLC
599 Lexington Avenue
New York, New York  10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Dynamic Replication Fund – Class A	RDRAX	461 418 725
Ramius Dynamic Replication Fund – Class I	RDRIX	461 418 717

Privacy Principles of the Ramius Dynamic Replication Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Dynamic Replication Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Dynamic Replication Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2013